Trade receivables and other current assets	12 Months Ended
Dec. 31, 2025
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Trade receivables and other current assets

Note 12. Trade receivables and other current assets

Accounting policies for trade receivables and other current assets are described in Note 10.1.

12.1 Trade receivables

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Trade receivables	6,714	14,398
Allowance for expected credit losses	-	-
Total net value of trade receivables	6,714	14,398

All trade receivables have payment terms of less than one year.

The increase in trade receivables as of December 31, 2025 is mainly due to the invoicing increase under the AZ JRCA.

12.2 Subsidies receivables

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Research tax credit	14,521	7,711
Other subsidies	-	89
Total subsidies receivables	14,521	7,800

12.3 Other current assets

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
VAT receivables	1,147	1,177
Income tax receivable	210	639
Prepaid expenses and other prepayments	3,428	1,934
Tax and social receivables	445	1,304
Deferred expenses and other current assets	298	330
Total other current assets	5,528	5,383

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. These mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.

During the years ended December 31, 2025 and December 31, 2024, we prepaid certain manufacturing and clinical costs related to our product candidates lasme-cel and eti-cel.